Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Restricted Stock and Options Outstanding Used in Per Share Calculations	For the fiscal years ended January 31, 2021 and 2020, the following table sets forth the number of potentially dilutive shares that may be issued pursuant to options, restricted stock and warrants outstanding used in the per share calculations.

	Year Ended January 31,
	2021	2020

	(in thousands)
Stock options	48	79
Restricted stock	17	3

Total dilutive shares	65	82